Unsecured Borrowings (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 11, 2013
Debt Instrument [Line Items]
Unsecured notes	$ 2,600,000,000
Percentage of aggregate principal of debt to be paid upon change in contro	101.00%
Proceeds for unsecured borrowings	291,389,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Unsecured notes	300,000,000	300,000,000
Interest rate		6.75%
Underwriter's fees	8,500,000
Redemption of principal amount	35.00%
Redemption price	106.75%
Proceeds for unsecured borrowings	$ 291,400,000
Maturity date of the notes	Dec. 15, 2020